12. FINANCIAL ASSETS AND LIABILITIES (Details 11) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 96	$ 99	$ 62
Interest expense	(295)	(311)	(228)
Foreign exchange, net	(75)	(863)	(156)
Results from financial instruments at fair value	91	64	62
Gains (losses) from present value measurement	54	(74)	(6)
Other financial results	39	10	(4)
Total	(90)	(1,075)	(270)
Financial assets/liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Interest income	93	94	55
Interest expense	(275)	(289)	(217)
Foreign exchange, net	(92)	(865)	(191)
Results from financial instruments at fair value	0	0	0
Gains (losses) from present value measurement	54	(74)	(6)
Other financial results	37	12	(2)
Total	(183)	(1,122)	(361)
Financial assets/liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Interest income	3	5	7
Interest expense	0	0	0
Foreign exchange, net	14	86	49
Results from financial instruments at fair value	91	64	62
Gains (losses) from present value measurement	0	0	0
Other financial results	0	0	0
Total	108	155	118
Subtotal financial assets/liabilities
Disclosure of detailed information about financial instruments [line items]
Interest income	96	99	62
Interest expense	(275)	(289)	(217)
Foreign exchange, net	(78)	(779)	(142)
Results from financial instruments at fair value	91	64	62
Gains (losses) from present value measurement	54	(74)	(6)
Other financial results	37	12	(2)
Total	(75)	(967)	(243)
Non Financial assets/liabilities
Disclosure of detailed information about financial instruments [line items]
Interest income	0	0	0
Interest expense	(20)	(22)	(11)
Foreign exchange, net	3	(84)	(14)
Results from financial instruments at fair value	0	0	0
Gains (losses) from present value measurement	0	0	0
Other financial results	2	(2)	(2)
Total	$ (15)	$ (108)	$ (27)